Liability Related to Warrants - Summary of Activities on Warrants (Details)	12 Months Ended
Mar. 31, 2021 Warrant $ / shares
Disclosure Of Liability Related To Warrants [Abstract]
Weighted average exercise price warrants, Issued | $ / shares	$ 2.25
Ending balance | $ / shares	$ 2.25
Number of warrants, Issued | Warrant	17,407,401
Ending balance | Warrant	17,407,401